Common Shares - Authorized Share Capital (Details)	Dec. 31, 2021 $ / shares shares
Common shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Stock outstanding (in shares) | shares	0